Future Principal Payments Required Under Northwestern Loan (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Scheduled Principal Payments For Borrowings [Line Items]
2016	$ 7,844
2017	8,288
2018	8,758
2019	9,254
2020	9,778
2021 and beyond	40,839
Total	$ 84,761